Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Recapitalization
Reverse Recapitalization

11. Reverse Recapitalization

On December 21, 2023, the Company completed the merger and received net proceeds of $2.8 million, net of transaction costs of $6.6 million.

The merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, BYTS, who was the legal acquirer, was treated as the “acquired” company for accounting purposes and Airship AI was treated as the accounting acquirer. Accordingly, the merger was treated as the equivalent of Airship AI issuing shares at the closing of the merger for the net assets of BYTS as of the closing date, accompanied by a recapitalization. The net assets of BYTS was stated at historical cost, with no goodwill or other intangible assets recorded. Airship AI was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	Airship AI’s stockholders have the majority voting interest in the combined company;

•	The board of the post-merger company is composed of one (1) director designated by BYTS and four (4) directors designated by Airship AI;

•	Airship AI’s senior management is the senior management of the post-merger company;

•	The business of Airship AI comprises the ongoing operations of post-merger company; and

•	Airship AI is the larger entity, in terms of substantive assets.

The table below summarizes the shares of common stock issued immediately after the closing of the merger as well as the impact on the consolidated statement of stockholders’ equity as of December 21, 2023:

				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses (1)	532,986	0.0001	53	(6,651,674)	(894,662)
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023 (1)	9,424,704		$942	$(4,816,511)	$(23,533,521)

(1) Adjusted for correction of transaction expense discussed below.

Immaterial Revision of Prior Period Financial Information

In connection with the preparation of its consolidated financial statements, the Company identified an immaterial error related to the classification of prepaid expenses and transaction expenses (classified in accumulated deficit as reverse recapitalization). In accordance with SAB No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements,” the Company evaluated the error and determined that the impact was not material to its financial statements for the prior annual and current interim period, accordingly the Company revised the prior period financial information for comparative purposes. The revision does not impact the consolidated statements of operations and comprehensive loss. A summary of the revision to the Company’s previously reported consolidated balance sheets is included below for comparative purposes:

	As of December 31, 2023
	As Reported	Adjustment	As Revised
Prepaid expenses and other	$913,030	$(894,662)	$18,368
Total current assets	5,693,577	(894,662)	4,798,915
Total assets	6,982,575	(894,662)	6,087,913
Accumulated deficit	(16,582,038)	(894,662)	(17,476,700)
Total stockholders' deficit	(16,592,565)	(894,662)	(17,487,227)

The revision had no impact to cash provided by operating activities in such period.

13. Reverse Recapitalization

On December 21, 2023, the Company completed the Merger and received net proceeds of $2.8 million, net of transaction costs of $6.6 million.

The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, BYTS, who was the legal acquirer, was treated as the “acquired” company for accounting purposes and Airship AI was treated as the accounting acquirer. Accordingly, the Merger was treated as the equivalent of Airship AI issuing shares at the closing of the Merger for the net assets of BYTS as of the closing date, accompanied by a recapitalization. The net assets of BYTS was stated at historical cost, with no goodwill or other intangible assets recorded. Airship AI was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	Airship AI’s stockholders have the majority voting interest in the combined company;

•	The Airship Pubco Board is composed of one (1) director designated by BYTS and four (4) directors designated by Airship AI;

•	Airship AI’s senior management is the senior management of Airship Pubco;

•	The business of Airship AI comprises the ongoing operations of Airship Pubco; and

•	Airship AI is the larger entity, in terms of substantive assets.

The table below summarizes the shares of common stock issued immediately after the closing of the Merger as well as the impact on the consolidated statement of stockholders’ equity as of December 21, 2023:

				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses	532,986	0.0001	53	(6,651,674)	-
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023	9,424,704		$942	$(4,816,511)	$(22,638,859)